Risk Management - Summary of Capital Risk Management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Capital risk management [Abstract]
Total borrowings and debt securities	₩ 80,529,513	₩ 69,724,581
Cash and cash equivalents	2,635,238	2,029,584	₩ 1,810,129	₩ 1,358,345
Net borrowings and debt securities	77,894,275	67,694,997
Total shareholders' equity	₩ 65,311,849	₩ 70,666,846	₩ 68,889,649	₩ 71,092,762
Debt to equity ratio	119.27%	95.79%